Brandes Core Plus Fixed Income Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.00%
Household Durables - 0.00%
Urbi Desarrollos Urbanos SA de CV (a)	31,277	$1,505
TOTAL COMMON STOCKS (Cost $292,050)		$1,505

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.01%
Equipment - 0.04%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 10/19/2023	$25,888	$27,234
Student Loan - 1.97%
SLM Private Credit Student Loan Trust 2004-B
Series 2004-B, 2.324% (3M Libor + 0.043%), 9/15/2033 (d)	300,000	287,465
SLM Private Credit Student Loan Trust 2005-A
Series 2005-A, 2.204% (3M Libor + 0.031%), 12/15/2038 (d)	400,000	387,846
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 2.184% (3M Libor + 0.029%), 6/15/2039 (d)	715,957	697,439
SLM Private Credit Student Loan Trust 2007-A
Series 2007-A, 2.134% (3M Libor + 0.024%), 12/15/2041 (d)	291,672	283,334
		1,656,084
TOTAL ASSET BACKED SECURITIES (Cost $1,589,605)		$1,683,318

CORPORATE BONDS - 32.35%
Automobiles - 2.12%
Ford Motor Credit Co. LLC
8.125%, 1/15/2020	$780,000	$781,458
General Motors Financial Co., Inc.
2.650%, 4/13/2020	1,000,000	1,001,242
		1,782,700
Banks - 6.62%
Citibank NA
2.100%, 6/12/2020	1,650,000	1,650,813
Fifth Third Bancorp
8.250%, 3/1/2038	175,000	267,406
Goldman Sachs Group, Inc.
3.000%, 4/26/2022	780,000	789,852
JPMorgan Chase & Co.
5.406% (3M LIBOR + 3.47%), Perpetual (d)	1,117,000	1,127,053
USB Capital IX
3.500% (3M LIBOR + 1.02%, minimum of 3.500%), Perpetual (d)	1,265,000	1,106,875
Wells Fargo & Co.
5.664% (3M LIBOR + 3.77%), Perpetual (d)	618,000	625,725
		5,567,724
Commercial Services & Supplies - 2.72%
ADT Corp.
3.500%, 7/15/2022	1,830,000	1,863,178
Iron Mountain, Inc.
4.875%, 9/15/2027 (b)	410,000	423,325
		2,286,503
Consumer Products - 1.76%
Avon International Operations, Inc.
7.875%, 8/15/2022 (b)	925,000	964,312
Wyndham Destinations, Inc.
3.900%, 3/1/2023	510,000	515,100
		1,479,412
Electric Utilities - 0.28%
Commonwealth Edison Co.
5.900%, 3/15/2036	175,000	232,312
Food, Beverage & Tobacco - 0.89%
Pilgrim's Pride Corp.
5.750%, 3/15/2025 (b)	725,000	749,382
Homebuilders - 2.27%
PulteGroup, Inc.
5.500%, 3/1/2026	980,000	1,095,150
Toll Brothers Finance Corp.
4.875%, 11/15/2025	745,000	812,050
		1,907,200
Insurance - 0.99%
American International Group, Inc.
6.400%, 12/15/2020	800,000	833,050
Media - 0.52%
Netflix, Inc.
5.375%, 2/1/2021	420,000	433,125
Nondepository Credit Intermediation - 0.51%
Ford Motor Credit Co LLC
5.875%, 8/2/2021	410,000	429,240
Oil, Gas & Consumable Fuels - 8.31%
BP Capital Markets Plc
3.506%, 3/17/2025	810,000	862,448
Chesapeake Energy Corp.
7.000%, 10/1/2024	1,245,000	750,112
Chevron Corp.
2.100%, 5/16/2021	1,150,000	1,157,262
Exxon Mobil Corp.
2.397%, 3/6/2022	945,000	955,299
Kinder Morgan, Inc.
4.300%, 6/1/2025	1,054,000	1,143,574
Occidental Petroleum Corp.
3.500%, 6/15/2025	555,000	573,161
Range Resources Corp.
5.000%, 3/15/2023	1,680,000	1,545,298
		6,987,154
Technology - 2.45%
Microsoft Corp.
2.400%, 2/6/2022	1,000,000	1,014,136
VMware, Inc.
3.900%, 8/21/2027	995,000	1,041,590
		2,055,726
Telecommunications - 2.91%
AT&T, Inc.
3.000%, 6/30/2022	1,630,000	1,665,125
Frontier Communications Corp.
6.250%, 9/15/2021	1,320,000	636,900
Telefonica Emisiones SA
5.462%, 2/16/2021	135,000	140,116
		2,442,141
TOTAL CORPORATE BONDS (Cost $26,528,079)		$27,185,669

FEDERAL AND FEDERALLY SPONSORED CREDITS - 13.41%
Federal Home Loan Mortgage Corporation - 4.66%
Pool G1-8578, 3.000%, 12/1/2030	$1,305,826	$1,345,288
Pool G0-6018, 6.500%, 4/1/2039	21,522	24,558
Pool A9-3505, 4.500%, 8/1/2040	101,374	110,149
Pool SD-8001, 3.500%, 7/1/2049	1,167,858	1,200,602
Pool SD-8003, 4.000%, 7/1/2049	1,192,632	1,239,845
		3,920,442
Federal National Mortgage Association - 8.75%
Pool CA1624, 3.000%, 4/1/2033	988,878	1,018,211
Pool 934124, 5.500%, 7/1/2038	40,131	44,921
Pool MA0918, 4.000%, 12/1/2041	240,424	257,599
Pool AS6201, 3.500%, 11/1/2045	867,137	905,463
Pool AL9865, 3.000%, 2/1/2047	1,701,223	1,742,316
Pool BJ2553, 3.500%, 12/1/2047	650,003	674,889
Pool BN6683, 3.500%, 6/1/2049	1,754,717	1,804,824
Pool MA3687, 4.000%, 6/1/2049	867,711	901,913
		7,350,136
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $11,021,683)		$11,270,578

OTHER MORTGAGE RELATED SECURITIES - 0.00%
Collateralized Mortgage Obligations - 0.00%
Wells Fargo Mortgage Backed Securities 2006-AR14 Trust
Series 2006-AR14, 4.557%, 10/25/2036 (c)	$874	$858
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $860)		$858

US GOVERNMENTS - 49.48%
Sovereign - 49.48%
United States Treasury Bond
4.750%, 2/15/2037	$4,835,000	$6,661,535
United States Treasury Note
2.000%, 11/15/2021	211,000	212,665
2.000%, 2/15/2023	1,140,000	1,153,359
2.375%, 8/15/2024	10,405,000	10,723,653
2.250%, 2/15/2027	16,850,000	17,323,248
2.375%, 5/15/2029	5,300,000	5,512,621
TOTAL US GOVERNMENTS (Cost $40,028,504)		$41,587,081

	Shares	Value
SHORT-TERM INVESTMENTS - 2.19%
Money Market Funds - 2.19%
BlackRock Liquidity Funds T-Fund - Institutional Class, 1.489% (e)	1,844,564	$1,844,564
TOTAL SHORT-TERM INVESTMENTS (Cost $1,844,564)		$1,844,564

Total Investments (Cost $81,305,345) - 99.44%		$83,573,573
Other Assets in Excess of Liabilites - 0.56%		470,517
TOTAL NET ASSETS - 100.00%		$84,044,090

Percentages are stated as a percent of net assets.

LIBOR	London Inter-bank Offered Rate
(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,137,019, which represented 2.54% of the net assets of the Fund.

(c)	Variable rate security. The coupon is based on an underlying pool of loans.
(d)	Variable rate security. The coupon is based on a reference index and spread index.
(e)	The rate shown is the annualzied seven day yield as of December 31, 2019.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate.  This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.